May 01, 2016

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus, as supplemented

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Transamerica Morgan Stanley Capital Growth VP

The following sentence is added to the end of the first paragraph of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus and the “More on Each Portfolio’s Strategies and Investments – Transamerica Morgan Stanley Capital Growth VP” section of the Prospectus for Transamerica Morgan Stanley Capital Growth VP:

The portfolio typically invests in a relatively small number of companies.

The following is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus relating to Transamerica Morgan Stanley Capital Growth VP:

Focused Investing –To the extent the portfolio invests in a limited number of countries, regions, sectors or industries, or in a limited number of issuers, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries or issuers, and the value of its shares may be more volatile than if it invested more widely. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country’s or region’s securities markets. Geographic risk is especially high in emerging markets.

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Investors Should Retain this Supplement for Future Reference

July 29, 2016